Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance

Pay vs. Performance Table Discussion and Analysis

In accordance with Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between the total compensation of our principal executive officer (PEO) and our other named executive officers (referred to as Non-PEO NEOs) and our financial performance for the fiscal years shown in the table. For further information on our pay-for-performance philosophy and how our executive compensation aligns with the Company’s performance, refer to the Compensation Discussion and Analysis section of this proxy statement.

Pay vs. Performance Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO #1(1&2)	Compensation Actually Paid to PEO #1(1,3&4)	Summary Compensation Table Total for PEO #2(1&2)	Compensation Actually Paid to PEO #2(1,3&4)	Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(6)	Total Shareholder Return(7)	Peer Group Total Shareholder Return(8)	Net Income (millions)(9)	Company Selected Measure (Adjusted Pre-Tax Margin)(10)
2024	N/A	$0	$8,645,983	$21,207,301	$3,621,859	$8,253,045	$96.11	$60.99	$395	7.10%
2023	N/A	$0	$10,313,054	$7,007,555	$4,607,575	$3,478,775	$57.99	$61.60	$235	7.50%
2022	N/A	$0	$6,487,981	$3,004,559	$3,000,762	$1,834,114	$63.74	$48.04	$58	7.60%
2021	$873,333	$1,027,753	$5,130,162	$2,381,082	$2,442,646	$1,254,528	$77.34	$74.23	$478	-5.60%
2020	$6,077,957	$1,571,752	N/A	$0	$2,768,356	$1,278,102	$77.19	$75.55	($1,324)	-49.10%
(1)
PEOs and NEOs included in these columns reflect the following:

Year	PEO #1	PEO #2	Non-PEO NEOs
2024		Mr. Minicucci	Mr. Tackett, Mr. Harrison, Ms. von Muehlen, Mr. Levine
2023		Mr. Minicucci	Mr. Tackett, Mr. Harrison, Ms. Von Muehlen, Mr. Levine
2022		Mr. Minicucci	Mr. Tackett, Mr. Harrison, Ms. Schneider, Ms. Von Muehlen
2021	Mr. Tilden	Mr. Minicucci	Mr. Tackett, Mr. Harrison, Ms. Schneider, Ms. von Muehlen
2020	Mr. Tilden		Mr. Minicucci, Mr. Tackett, Mr. Pedersen, Mr. Harrison, Mr. Beck

(2)
Amounts reflect the total compensation for our PEOs, as reported in the Summary Compensation Table for the applicable fiscal year.
(3)
The following table details the total equity award adjustments for each applicable year, including the amounts added (or subtracted, as applicable) for each PEO and non-PEO NEOs, as computed in accordance with Item 402(v). In general, the adjustments for equity awards provided in Item 402(v) are as follows:

•
Subtract the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year,
•
Add the fiscal year-end value of option and stock awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,
•
Add the change in value (which may be a negative number) as of the end of the covered fiscal year as compared to the value at the end of the prior fiscal year for option and stock awards which were granted in prior fiscal years and were outstanding and unvested at the end of the covered fiscal year,
•
Add the vesting date value of option and stock awards which were granted and vested during the same covered fiscal year,
•
Add the change in value (which may be a negative number) as of the vesting date as compared to the value at the end of the prior fiscal year for option and stock awards which were granted in prior fiscal years and vested in the covered fiscal year,
•
Subtract as to any option and stock awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,
•
Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested awards.
•
Plus, as to any option or stock award that was materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the option or stock awards held by the named executive officers were materially modified during the fiscal years covered by the table).

In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

	PEO 2: Mr. Minicucci	NEO Average
	2024	2024
Summary Compensation Table Total	$8,645,983	$3,621,859
Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year (a)	$(5,155,622)	$(1,920,311)
Less: Change in Pension Value (b)	$0	$(4,643)
Add: Pension Service Cost and Associated Prior Service Cost (c)	$0	$0
Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year (d)	$13,240,080	$4,931,522
Add/(Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years (d)	$3,299,402	$1,181,711
Add: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0
Add/(Less): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$1,177,458	$442,908
Less: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0
Compensation Actually Paid	$21,207,301	$8,253,045

(a)
Amounts include the grant date fair value of equity awards granted in the year. More details on equity awards granted to the NEOs in 2024 are available in the CD&A Section above.
(b)
Amounts reflect the changes in the actuarial present value of pension benefits, as reported in the Summary Compensation Table.
(c)
As described in the Retirement Benefits/Deferred Compensation section above, the tax-qualified defined benefit plan was frozen on January 1, 2014 at its then-current benefit levels and no associated service costs have been incurred since that date. Amounts reflect $0 of the actuarial present value of each named executive officer’s benefit under all such plans attributable to services rendered during the covered fiscal year, and $0 of the entire cost of benefits granted (or credit for benefits reduced) in the plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the amendment.
(d)
Amounts include year-end fair value of equity awards granted in the year.
(4)
Amounts reflect the “compensation actually paid” (CAP) to our PEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. As provided in Item 402(v), the adjustments in the table below were made to each PEO’s total compensation reported in the Summary Compensation Table for each year to determine the compensation actually paid to each PEO for purposes of this disclosure.
(5)
Amounts reflect the average compensation for our non-PEO NEOs, as reported in the Summary Compensation Table for the applicable fiscal year.
(6)
Amounts reflect the average CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. As provided in Item 402(v), the adjustments in the table below were made to average the Non-PEO NEO's total compensation reported in the Summary Compensation Table for each year to determine the average compensation actually paid to Non-PEOs for purposes of this disclosure.
(7)
The amounts in this column assume the investment of $100 in December 31, 2019 on Alaska Air Group’s common shares traded on the NYSE and the reinvestment of all dividends since that date.
(8)
The amounts in this column assume the investment of $100 on December 31, 2019 in the NYSE ARCA Airline Index and the reinvestment of all dividends since that date.
(9)
Amounts reflect Alaska Air Group’s net income as reported in our audited financial statements for the applicable year.
(10)
Amounts reflect Alaska Air Group’s adjusted pre-tax margin for each fiscal year. While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, adjusted pre-tax margin is the financial performance measure that, in Alaska Air Group’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the NEOs to company performance for the most recently completed fiscal year. See Appendix E for the calculation of adjusted pre-tax margin.

Company Selected Measure Name	(Adjusted Pre-Tax Margin)
Named Executive Officers, Footnote
(1)
PEOs and NEOs included in these columns reflect the following:

Year	PEO #1	PEO #2	Non-PEO NEOs
2024		Mr. Minicucci	Mr. Tackett, Mr. Harrison, Ms. von Muehlen, Mr. Levine
2023		Mr. Minicucci	Mr. Tackett, Mr. Harrison, Ms. Von Muehlen, Mr. Levine
2022		Mr. Minicucci	Mr. Tackett, Mr. Harrison, Ms. Schneider, Ms. Von Muehlen
2021	Mr. Tilden	Mr. Minicucci	Mr. Tackett, Mr. Harrison, Ms. Schneider, Ms. von Muehlen
2020	Mr. Tilden		Mr. Minicucci, Mr. Tackett, Mr. Pedersen, Mr. Harrison, Mr. Beck

Peer Group Issuers, Footnote	(8) The amounts in this column assume the investment of $100 on December 31, 2019 in the NYSE ARCA Airline Index and the reinvestment of all dividends since that date.
Adjustment To PEO Compensation, Footnote
(2)
Amounts reflect the total compensation for our PEOs, as reported in the Summary Compensation Table for the applicable fiscal year.
(4)
Amounts reflect the “compensation actually paid” (CAP) to our PEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. As provided in Item 402(v), the adjustments in the table below were made to each PEO’s total compensation reported in the Summary Compensation Table for each year to determine the compensation actually paid to each PEO for purposes of this disclosure.

Non-PEO NEO Average Total Compensation Amount	$ 3,621,859	$ 4,607,575	$ 3,000,762	$ 2,442,646	$ 2,768,356
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,253,045	3,478,775	1,834,114	1,254,528	1,278,102
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reflect the average compensation for our non-PEO NEOs, as reported in the Summary Compensation Table for the applicable fiscal year.Amounts reflect the average CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. As provided in Item 402(v), the adjustments in the table below were made to average the Non-PEO NEO's total compensation reported in the Summary Compensation Table for each year to determine the average compensation actually paid to Non-PEOs for purposes of this disclosure.
Equity Valuation Assumption Difference, Footnote
(3)
The following table details the total equity award adjustments for each applicable year, including the amounts added (or subtracted, as applicable) for each PEO and non-PEO NEOs, as computed in accordance with Item 402(v). In general, the adjustments for equity awards provided in Item 402(v) are as follows:

•
Subtract the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year,
•
Add the fiscal year-end value of option and stock awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,
•
Add the change in value (which may be a negative number) as of the end of the covered fiscal year as compared to the value at the end of the prior fiscal year for option and stock awards which were granted in prior fiscal years and were outstanding and unvested at the end of the covered fiscal year,
•
Add the vesting date value of option and stock awards which were granted and vested during the same covered fiscal year,
•
Add the change in value (which may be a negative number) as of the vesting date as compared to the value at the end of the prior fiscal year for option and stock awards which were granted in prior fiscal years and vested in the covered fiscal year,
•
Subtract as to any option and stock awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year,
•
Plus the dollar value of any dividends or other earnings paid during the covered fiscal year on outstanding and unvested awards.
•
Plus, as to any option or stock award that was materially modified during the covered fiscal year, the amount by which the value of the award as of the date of the modification exceeds the value of the original award on the modification date (none of the option or stock awards held by the named executive officers were materially modified during the fiscal years covered by the table).

In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

	PEO 2: Mr. Minicucci	NEO Average
	2024	2024
Summary Compensation Table Total	$8,645,983	$3,621,859
Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year (a)	$(5,155,622)	$(1,920,311)
Less: Change in Pension Value (b)	$0	$(4,643)
Add: Pension Service Cost and Associated Prior Service Cost (c)	$0	$0
Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year (d)	$13,240,080	$4,931,522
Add/(Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years (d)	$3,299,402	$1,181,711
Add: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0
Add/(Less): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$1,177,458	$442,908
Less: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0
Compensation Actually Paid	$21,207,301	$8,253,045

(a)
Amounts include the grant date fair value of equity awards granted in the year. More details on equity awards granted to the NEOs in 2024 are available in the CD&A Section above.
(b)
Amounts reflect the changes in the actuarial present value of pension benefits, as reported in the Summary Compensation Table.
(c)
As described in the Retirement Benefits/Deferred Compensation section above, the tax-qualified defined benefit plan was frozen on January 1, 2014 at its then-current benefit levels and no associated service costs have been incurred since that date. Amounts reflect $0 of the actuarial present value of each named executive officer’s benefit under all such plans attributable to services rendered during the covered fiscal year, and $0 of the entire cost of benefits granted (or credit for benefits reduced) in the plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the amendment.
(d)
Amounts include year-end fair value of equity awards granted in the year.
(4)
Amounts reflect the “compensation actually paid” (CAP) to our PEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. As provided in Item 402(v), the adjustments in the table below were made to each PEO’s total compensation reported in the Summary Compensation Table for each year to determine the compensation actually paid to each PEO for purposes of this disclosure.
(5)
Amounts reflect the average compensation for our non-PEO NEOs, as reported in the Summary Compensation Table for the applicable fiscal year.
(6)
Amounts reflect the average CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. As provided in Item 402(v), the adjustments in the table below were made to average the Non-PEO NEO's total compensation reported in the Summary Compensation Table for each year to determine the average compensation actually paid to Non-PEOs for purposes of this disclosure.
(7)
The amounts in this column assume the investment of $100 in December 31, 2019 on Alaska Air Group’s common shares traded on the NYSE and the reinvestment of all dividends since that date.
(8)
The amounts in this column assume the investment of $100 on December 31, 2019 in the NYSE ARCA Airline Index and the reinvestment of all dividends since that date.
(9)
Amounts reflect Alaska Air Group’s net income as reported in our audited financial statements for the applicable year.
	Amounts reflect Alaska Air Group’s adjusted pre-tax margin for each fiscal year. While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, adjusted pre-tax margin is the financial performance measure that, in Alaska Air Group’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the NEOs to company performance for the most recently completed fiscal year. See Appendix E for the calculation of adjusted pre-tax margin.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Most Important Company Performance Measures for Determining Executive Compensation. In accordance with Item 402(v) requirements, we are providing the following unranked list of the financial performance measures used by Alaska Air Group we consider most important to link the compensation actually paid to the NEOs to company performance during fiscal year 2024:

•
Adjusted Pre-Tax Margin
•
Relative TSR
•
ROIC

Total Shareholder Return Amount	$ 96.11	57.99	63.74	77.34	77.19
Peer Group Total Shareholder Return Amount	60.99	61.6	48.04	74.23	75.55
Net Income (Loss)	$ 395,000,000	$ 235,000,000	$ 58,000,000	$ 478,000,000	$ (1,324,000,000)
Company Selected Measure Amount	0.071	0.075	0.076	(0.056)	(0.491)
Adjustment to PEO, Non-PEO NEO, Compensation Footnote [Text Block]

In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appears in our annual Proxy Statement.

	PEO 2: Mr. Minicucci	NEO Average
	2024	2024
Summary Compensation Table Total	$8,645,983	$3,621,859
Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year (a)	$(5,155,622)	$(1,920,311)
Less: Change in Pension Value (b)	$0	$(4,643)
Add: Pension Service Cost and Associated Prior Service Cost (c)	$0	$0
Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year (d)	$13,240,080	$4,931,522
Add/(Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years (d)	$3,299,402	$1,181,711
Add: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0
Add/(Less): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$1,177,458	$442,908
Less: Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0
Compensation Actually Paid	$21,207,301	$8,253,045

(a)
Amounts include the grant date fair value of equity awards granted in the year. More details on equity awards granted to the NEOs in 2024 are available in the CD&A Section above.
(b)
Amounts reflect the changes in the actuarial present value of pension benefits, as reported in the Summary Compensation Table.
(c)
As described in the Retirement Benefits/Deferred Compensation section above, the tax-qualified defined benefit plan was frozen on January 1, 2014 at its then-current benefit levels and no associated service costs have been incurred since that date. Amounts reflect $0 of the actuarial present value of each named executive officer’s benefit under all such plans attributable to services rendered during the covered fiscal year, and $0 of the entire cost of benefits granted (or credit for benefits reduced) in the plan amendment (or initiation) during the covered fiscal year that are attributed by the benefit formula to services rendered in periods prior to the amendment.
(d)
Amounts include year-end fair value of equity awards granted in the year.
(4)
Amounts reflect the “compensation actually paid” (CAP) to our PEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. As provided in Item 402(v), the adjustments in the table below were made to each PEO’s total compensation reported in the Summary Compensation Table for each year to determine the compensation actually paid to each PEO for purposes of this disclosure.
(5)
Amounts reflect the average compensation for our non-PEO NEOs, as reported in the Summary Compensation Table for the applicable fiscal year.
(6)
Amounts reflect the average CAP to our Non-PEO NEOs, as computed in accordance with Item 402(v) of SEC Regulation S-K. As provided in Item 402(v), the adjustments in the table below were made to average the Non-PEO NEO's total compensation reported in the Summary Compensation Table for each year to determine the average compensation actually paid to Non-PEOs for purposes of this disclosure.
(7)
The amounts in this column assume the investment of $100 in December 31, 2019 on Alaska Air Group’s common shares traded on the NYSE and the reinvestment of all dividends since that date.
(8)
The amounts in this column assume the investment of $100 on December 31, 2019 in the NYSE ARCA Airline Index and the reinvestment of all dividends since that date.
(9)
Amounts reflect Alaska Air Group’s net income as reported in our audited financial statements for the applicable year.
	Amounts reflect Alaska Air Group’s adjusted pre-tax margin for each fiscal year. While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, adjusted pre-tax margin is the financial performance measure that, in Alaska Air Group’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the NEOs to company performance for the most recently completed fiscal year. See Appendix E for the calculation of adjusted pre-tax margin.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Margin
Non-GAAP Measure Description	Amounts reflect Alaska Air Group’s adjusted pre-tax margin for each fiscal year. While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, adjusted pre-tax margin is the financial performance measure that, in Alaska Air Group’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the NEOs to company performance for the most recently completed fiscal year. See Appendix E for the calculation of adjusted pre-tax margin.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC
Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,643)
Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,920,311)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,931,522
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,181,711
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	442,908
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mr. Minicucci [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	8,645,983	$ 10,313,054	$ 6,487,981	$ 5,130,162
PEO Actually Paid Compensation Amount	$ 21,207,301	$ 7,007,555	$ 3,004,559	$ 2,381,082	$ 0
PEO Name	Mr. Minicucci	Mr. Minicucci	Mr. Minicucci	Mr. Minicucci
Actuarial present value of benefits under plans attributable to services	$ 0
Cost of benefits granted (or credit for benefits reduced) in plan amendment (or initiation)	0
Mr. Minicucci [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mr. Minicucci [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mr. Minicucci [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,155,622)
Mr. Minicucci [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,240,080
Mr. Minicucci [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,299,402
Mr. Minicucci [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mr. Minicucci [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,177,458
Mr. Minicucci [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mr. Minicucci [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Mr. Tilden [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 873,333	6,077,957
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 0	$ 1,027,753	$ 1,571,752
PEO Name				Mr. Tilden	Mr. Tilden